CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 20, 2016	Dec. 31, 2015	Dec. 31, 2014
Other income (expense):
Interest expense (including interest expense to affiliates and related parties of $90,405 in 2017 and $48,617 and $53,922 in 2016) (See Note 14)	$ (157,192)
Cablevision Systems Corporation And Subsidiaries
Revenue (including revenue from affiliates of $986 and $1,380 in 2017 and $720 in both 2016 periods) (See Note 14)	3,137,604	$ 6,545,545	$ 6,508,557
Operating expenses:
Programming and other direct costs (including charges from affiliates of $1,196 and $3,026 in 2017 and $642 in both 2016 periods) (See Note 14)	1,088,555	2,269,290	2,197,735
Other operating expenses (including charges from affiliates of $28,332 and $73,263 in 2017 and $8,056 and $13,056 in 2016) (See Note 14)	1,136,970	2,546,319	2,520,582
Restructuring and other expense	22,223	16,213	2,480
Depreciation and amortization (including impairments)	414,550	865,252	866,502
Total operating expenses	2,662,298	5,697,074	5,587,299
Operating income	475,306	848,471	921,258
Other income (expense):
Interest expense (including interest expense to affiliates and related parties of $90,405 in 2017 and $48,617 and $53,922 in 2016) (See Note 14)	(287,098)	(585,764)	(576,000)
Interest income	1,590	925	420
Gain (loss) on investments, net	129,990	(30,208)	129,659
Loss on equity derivative contracts, net	(36,283)	104,927	(45,055)
Loss on extinguishment of debt and write-off of deferred financing costs (including $513,723 related to affiliates and related parties for the nine months ended September 30, 2017) (See Note 14)		(1,735)	(10,120)
Other income, net	4,855	6,045	4,988
Total other income (expense)	(186,946)	(505,810)	(496,108)
Loss before income taxes	288,360	342,661	425,150
Income tax benefit	(124,848)	(154,872)	(115,768)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total	163,512	187,789	309,382
Income (loss) from discontinued operations, net of income taxes		(12,541)	2,822
Net loss	163,512	175,248	312,204
Net loss (income) attributable to noncontrolling interests	236	201	(765)
Net income (loss) attributable to stockholders	$ 163,748	$ 175,449	$ 311,439
Basic income (loss) per share attributable to Cablevision Systems Corporation stockholder(s):
Income from continuing operations, net of income taxes (in dollars per share)	$ 0.60	$ 0.70	$ 1.17
Income (loss) from discontinued operations, net of income taxes (in dollars per share)		(0.05)	0.01
Net income (in dollars per share)	$ 0.60	$ 0.65	$ 1.18
Basic weighted average common shares (in thousands)	272,035	269,388	264,623
Diluted income (loss) per share attributable to Cablevision Systems Corporation stockholder(s):
Income from continuing operations, net of income taxes (in dollars per share)	$ 0.58	$ 0.68	$ 1.14
Income (loss) from discontinued operations, net of income taxes (in dollars per share)		(0.05)	0.01
Net income (in dollars per share)	$ 0.58	$ 0.63	$ 1.15
Diluted weighted average common shares (in thousands)	280,199	276,339	270,703
Amounts attributable to Cablevision Systems Corporation stockholder(s):
Income from continuing operations, net of income taxes	$ 163,748	$ 187,990	$ 308,617
Income (loss) from discontinued operations, net of income taxes		(12,541)	2,822
Net income (loss) attributable to stockholders	$ 163,748	$ 175,449	$ 311,439
Cash dividends declared and paid per share of common stock		$ 0.45	$ 0.60